united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/22

Item 1. Reports to Stockholders.

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Report
July 31, 2022

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Arrow Dow Jones Global Yield ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2022

The Fund’s performance figures* for the period July 31 2022, as compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Years	Five Years	Ten Years	July 31, 2022
Arrow Dow Jones Global Yield ETF - NAV	(5.37)%	(4.00)%	0.44%	0.66%	0.91%	1.11%
Arrow Dow Jones Global Yield ETF - Market Price	(5.19)%	(3.88)%	1.11%	0.83%	0.85%	0.93%
Dow Jones Global Composite Yield Index ***	(5.18)%	(3.42)%	1.57%	1.79%	1.92%	2.10%

*	Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using market price or bid/ask as of the market close on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/2/2012) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses are 0.75% per the June 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Commencement of trading was May 8, 2012.

***	The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components. Investors cannot invest directly in an index.

The Fund’s Holdings by Country as of July 31, 2022 are as follows:

Country	% of Net Assets
United States	55.1%
Hong Kong	7.8%
South Africa	7.2%
Brazil	3.5%
Australia	3.5%
Peru	3.1%
Turkey	3.0%
Mexico	2.6%
Colombia	2.0%
Singapore	1.5%
France	1.4%
Canada	1.2%
Japan	0.8%
Denmark	0.8%
Panama	0.7%
Netherlands	0.7%
United Kingdom	0.7%
Hungary	0.7%
Indonesia	0.7%
Spain	0.6%
Israel	0.5%
Chile	0.4%
Other Assets in Excess of Liabilities	1.5%
100.0%

Arrow Dow Jones Global Yield ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
July 31, 2022

The Fund’s Top Holdings by Sector as of July 31, 2022 are as follows:

Asset Class	% of Net Assets
Real Estate	26.5%
Energy	21.7%
Sovereign	19.1%
Materials	7.5%
Consumer Discretionary	6.4%
Industrials	5.3%
Financials	4.0%
Utilities	3.2%
Communications	2.6%
Health Care	1.5%
Consumer Staples	0.7%
Other Assets in Excess of Liabilities	1.5%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 43.3%
	BANKING - 1.3%
633,346	China Minsheng Banking Corp Ltd., H Shares	$206,545
626,712	Chongqing Rural Commercial Bank Company Ltd., H Shares	217,953
		424,498
	CHEMICALS - 0.7%
33,993	Chemtrade Logistics Income Fund	222,988

	ELECTRIC UTILITIES - 0.7%
114,622,657	Federal Grid Company Unified Energy System PJSC(a)(b)(c)	—
624,488	Huadian Power International Corp Ltd.	216,384
		216,384
	ENGINEERING & CONSTRUCTION - 0.7%
496,121	Sinopec Engineering Group Company Ltd., H Shares	212,986

	GAS & WATER UTILITIES - 0.6%
10,007	Enagas S.A.	197,074

	HEALTH CARE REIT - 3.0%
12,392	CareTrust REIT, Inc.	255,895
6,283	LTC Properties, Inc.	263,257
3,435	National Health Investors, Inc.	222,725
7,630	Omega Healthcare Investors, Inc.	236,530
		978,407
	INDUSTRIAL REIT - 1.2%
101,996	Ascendas Real Estate Investment Trust	219,297
14,759	Industrial Logistics Properties Trust	148,033
		367,330
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
108,271	Coronation Fund Managers Ltd.	221,508

	MACHINERY - 0.6%
920,638	Lonking Holdings Ltd.	182,956

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 43.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.8%
444,341	Riverstone Holdings Ltd.	$250,902

	METALS & MINING – 4.0%
16,562	African Rainbow Minerals Ltd.	233,009
68,040	China Shenhua Energy Company Ltd., H Shares	191,987
17,326	Exxaro Resources Ltd.	210,480
17,730	Fortescue Metals Group Ltd.	227,200
6,714	Kumba Iron Ore Ltd.	198,989
3,608	Rio Tinto plc	216,369
		1,278,034
	MULTI ASSET CLASS REIT - 5.6%
29,499	American Finance Trust, Inc.	229,797
66,030	Charter Hall Long Wale REIT	209,919
3,670	Covivio	231,109
208,389	Fibra Uno Administracion S.A. de CV	213,663
14,858	Global Net Lease, Inc.	224,207
263,021	Growthpoint Properties Ltd.	214,451
266,637	Mapletree North Asia Commercial Trust	231,630
2,500	WP Carey, Inc.	223,250
		1,778,026
	MULTI ASSET CLASS REITS - 0.7%
888,564	Redefine Properties Ltd.	218,146

	OFFICE REIT - 1.9%
21,459	Brandywine Realty Trust	200,642
50,570	Franklin Street Properties Corporation	191,660
10,493	Office Properties Income Trust	218,045
		610,347
	OIL & GAS PRODUCERS - 3.7%
21,927	Antero Midstream Corporation	220,586
25,092	EnLink Midstream, LLC	245,902
1	Equitrans Midstream Corporation	8
7,802	Hess Midstream, L.P., A	237,337
14,008	Kimbell Royalty Partners, L.P.	249,622

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 43.3% (Continued)
	OIL & GAS PRODUCERS - 3.7% (Continued)
20,006	Plains GP Holdings, L.P., A - Series MLP	$223,867
		1,177,322
	REAL ESTATE OWNERS & DEVELOPERS - 5.2%
576,141	Agile Group Holdings Ltd.	188,623
884,177	China Jinmao Holdings Group Ltd.	204,995
731,982	KWG Group Holdings Ltd.	148,262
834,691	Logan Group Company Ltd.	231,801
37,769	NEPI Rockcastle plc	208,221
1,159,764	Shenzhen Investment Ltd.	218,658
417,346	Shimao Group Holdings Ltd.	234,993
390,559	Sunac China Holdings Ltd.	227,869
		1,663,422
	RETAIL REIT - 6.2%
253,232	CapitaLand China Trust	216,319
75,646	Charter Hall Retail REIT	220,934
8,050	Getty Realty Corporation	236,187
95,938	Hyprop Investments Ltd.	213,364
10,156	Klepierre S.A.	224,594
17,132	Primaris REIT	177,271
9,134	SmartCentres Real Estate Investment Trust	208,427
5,189	Spirit Realty Capital, Inc.	230,080
159,573	Vicinity Centres	230,797
		1,957,973
	SPECIALTY REIT - 0.7%
126,603	Waypoint REIT	231,763

	SPECIALTY REITS - 0.7%
4,230	EPR Properties	227,616

	STEEL - 0.7%
140,852	Eregli Demir ve Celik Fabrikalari TAS	217,136
14,212	Severstal PAO(a)(b)(c)	—
		217,136

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 43.3% (Continued)
	TELECOMMUNICATIONS - 0.7%
21,127	Lumen Technologies, Inc.	$230,073
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(a)(b)(c)	—
		230,073
	TOBACCO & CANNABIS - 0.7%
3,371,337	Hanjaya Mandala Sampoerna Tbk P.T.	211,362

	TRANSPORTATION & LOGISTICS - 2.2%
93	AP Moller - Maersk A/S - Series A	247,842
36,615	Globaltrans Investment plc - ADR(a)(b)(c)	—
9,110	Mitsui OSK Lines Ltd.	248,333
8,055	Star Bulk Carriers Corporation	209,631
		705,806

	TOTAL COMMON STOCKS (Cost $15,644,606)	13,782,059

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 17.0%
	GAS & WATER UTILITIES - 0.7%
13,453	Suburban Propane Partners, L.P.	224,665

	METALS & MINING - 0.8%
11,614	Alliance Resource Partners, L.P.	254,462
1	Natural Resource Partners, L.P.	41
		254,503
	OIL & GAS PRODUCERS - 14.1%
15,120	Black Stone Minerals, L.P.	235,570
8,640	Crestwood Equity Partners, L.P.	233,366
7,250	DCP Midstream, L.P.	245,775
4,220	Delek Logistics Partners, L.P.	232,691
8,391	Dorchester Minerals, L.P.	241,661
20,959	Energy Transfer, L.P.	237,046
8,545	Enterprise Products Partners, L.P.	228,408
26,006	Genesis Energy, L.P.	259,799
8,851	Global Partners, L.P.	245,881

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares				Fair Value
	MASTER LIMITED PARTNERSHIPS — 17.0% (Continued)
	OIL & GAS PRODUCERS - 14.1% (Continued)
12,987	Holly Energy Partners, L.P.			$220,260
4,359	Magellan Midstream Partners, L.P.			224,489
7,136	MPLX, L.P.			231,991
15,088	NuStar Energy, L.P.			228,281
13,540	PBF Logistics, L.P.			252,250
21,113	Plains All American Pipeline, L.P.			233,088
15,296	Rattler Midstream, L.P. (a)			219,651
14,811	Shell Midstream Partners, L.P.			237,717
5,793	Sunoco, L.P.			239,598
8,752	Western Midstream Partners, L.P.			234,466
				4,481,988
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
12,485	USA Compression Partners, L.P.			221,234

	TRANSPORTATION & LOGISTICS - 0.7%
12,673	KNOT Offshore Partners, L.P.			221,651

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,636,314)			5,404,041

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 19.1%
	ASSET MANAGEMENT — 0.7%
230,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	221,950

	AUTOMOTIVE — 0.7%
215,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	211,528

	BIOTECH & PHARMA — 0.7%
245,000	Teva Pharmaceutical Finance Netherlands III BV	3.1500	10/01/26	221,636

	COMMERCIAL SUPPORT SERVICES — 0.6%
210,000	CoreCivic, Inc.	8.2500	04/15/26	209,261

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 19.1% (Continued)
	ELECTRIC UTILITIES — 1.3%
220,000	PG&E Corporation	5.0000	07/01/28	$201,814
220,000	PG&E Corporation	5.2500	07/01/30	197,988
				399,802
	ENTERTAINMENT CONTENT — 0.7%
240,000	AMC Networks, Inc.	4.2500	02/15/29	211,695

	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
230,000	Mercer International, Inc.	5.1250	02/01/29	215,863

	HOME & OFFICE PRODUCTS — 0.6%
250,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	206,589

	HOME CONSTRUCTION — 0.7%
205,000	Century Communities, Inc.	6.7500	06/01/27	208,588

	LEISURE FACILITIES & SERVICES — 1.9%
210,000	Las Vegas Sands Corporation	3.2000	08/08/24	204,077
230,000	Las Vegas Sands Corporation	3.5000	08/18/26	215,990
220,000	MGM Resorts International	4.7500	10/15/28	199,401
				619,468
	OIL & GAS PRODUCERS — 2.6%
210,000	Ecopetrol S.A.	6.8750	04/29/30	200,550
200,000	Gulfport Energy Corporation	8.0000	05/17/26	201,233
205,000	NuStar Logistics, L.P.	6.0000	06/01/26	201,742
225,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	204,595
				808,120
	OIL & GAS SERVICES & EQUIPMENT — 0.7%
225,000	USA Compression Partners, L.P. / USA Compression	6.8750	09/01/27	206,702

	PUBLISHING & BROADCASTING — 0.6%
210,000	iHeartCommunications, Inc.	6.3750	05/01/26	204,462

	REAL ESTATE INVESTMENT TRUSTS — 0.6%
205,000	Service Properties Trust	7.5000	09/15/25	199,661

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 19.1% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS — 0.6%
230,000	Kennedy-Wilson, Inc.	4.7500	03/01/29	$203,308

	RETAIL - DISCRETIONARY — 2.5%
220,000	L Brands, Inc.	6.8750	11/01/35	202,189
240,000	Nordstrom, Inc.	4.3750	04/01/30	201,718
220,000	QVC, Inc.	4.4500	02/15/25	211,156
160,000	Sally Holdings, LLC / Sally Capital, Inc.	5.6250	12/01/25	159,444
				774,507
	SPECIALTY FINANCE — 1.2%
230,000	Navient Corporation	5.5000	03/15/29	197,517
205,000	OneMain Finance Corporation	7.1250	03/15/26	198,861
				396,378
	STEEL — 0.6%
200,000	United States Steel Corporation	6.8750	03/01/29	191,797

	TELECOMMUNICATIONS — 0.6%
240,000	Embarq Corporation	7.9950	06/01/36	198,072

	TRANSPORTATION & LOGISTICS — 0.5%
175,788	American Airlines 2015-1 Class A Pass Through	3.3750	05/01/27	154,742

	TOTAL CORPORATE BONDS (Cost $6,596,484)			6,064,129

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 19.1%
	SOVEREIGN — 19.1%
125,000	Brazilian Government International Bond	4.2500	01/07/25	125,581
230,000	Brazilian Government International Bond	6.0000	04/07/26	244,908
190,000	Brazilian Government International Bond	10.1250	05/15/27	234,795
350,000	Brazilian Government International Bond	3.8750	06/12/30	314,977
230,000	Brazilian Government International Bond	5.6250	01/07/41	201,342

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 19.1% (Continued)
	SOVEREIGN — 19.1% (Continued)
171,000	Chile Government International Bond	3.8600	06/21/47	$149,249
260,000	Colombia Government International Bond	8.1250	05/21/24	273,416
184,000	Colombia Government International Bond	6.1250	01/18/41	154,925
174,000	Hungary Government International Bond	7.6250	03/29/41	212,193
165,000	Israel Government International Bond	4.5000	01/30/43	170,472
190,000	Mexico Government International Bond	4.1250	01/21/26	192,520
190,000	Mexico Government International Bond	7.5000	04/08/33	233,094
307,000	Mexico Government International Bond	4.7500	03/08/44	268,426
175,000	Mexico Government International Bond	4.6000	02/10/48	146,331
190,000	Panama Government International Bond	8.8750	09/30/27	226,441
100,000	Peruvian Government International Bond	7.3500	07/21/25	109,042
250,000	Peruvian Government International Bond	4.1250	08/25/27	251,708
205,000	Peruvian Government International Bond	2.8440	06/20/30	184,892
160,000	Peruvian Government International Bond	8.7500	11/21/33	208,626
205,000	Peruvian Government International Bond	5.6250	11/18/50	224,848
300,000	Republic of South Africa Government International	4.6650	01/17/24	300,773
140,000	Republic of South Africa Government International	4.8750	04/14/26	137,799
200,000	Republic of South Africa Government International	4.8500	09/30/29	184,153
237,000	Republic of South Africa Government International	6.2500	03/08/41	202,963
230,000	Republic of South Africa Government International	5.0000	10/12/46	164,013
239,000	Turkey Government International Bond	3.2500	03/23/23	234,544
200,000	Turkey Government International Bond	4.2500	03/13/25	173,883
200,000	Turkey Government International Bond	6.1250	10/24/28	159,686
385,000	Turkey Government International Bond	6.0000	01/14/41	248,638

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 19.1% (Continued)
	SOVEREIGN — 19.1% (Continued)
240,000	Turkey Government International Bond	5.7500	05/11/47	$149,458
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $6,684,938)			6,083,696

	TOTAL INVESTMENTS - 98.5% (Cost $32,562,342)			$31,333,925
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%			471,957
	NET ASSETS - 100.0%			$31,805,882

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

(a)	- Non-income producing security.

(b)	- The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	- Illiquid security. The total fair value of these securities as of July 31, 2022 was $0, representing 0.0% of net assets.

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2022

ASSETS
Investment securities:
At cost	$32,562,342
At value	$31,333,925
Cash	58,701
Foreign cash (cost $150,043)	109,640
Dividends and interest receivable	415,702
TOTAL ASSETS	31,917,968

LIABILITIES
Investment advisory fees payable	20,016
Dividends payable	92,070
TOTAL LIABILITIES	112,086
NET ASSETS	$31,805,882

Net Assets Consist Of:
Paid in capital	$109,301,378
Accumulated deficit	(77,495,496)
NET ASSETS	$31,805,882

Net Asset Value Per Share:
Net Assets	$31,805,882
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,325,000
Net asset value (Net Assets ÷ Shares Outstanding)	$13.68	(a)

(a)	The NAV shown above differs from the traded NAV on July 31, 2022 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months July 31, 2022

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $55,254)	$760,665
Interest	330,642
TOTAL INVESTMENT INCOME	1,091,307

EXPENSES
Investment advisory fees	126,351
TOTAL EXPENSES	126,351
NET INVESTMENT INCOME	964,956

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	385,960
Foreign currency transactions	(22,607)
363,353
Net change in unrealized depreciation on:
Investments	(3,235,661)
Foreign currency translations	(18,246)
(3,253,907)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(2,890,554)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,925,598)

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The
	Six Months Ended	For the Year
	July 31, 2022	Ended
	(Unaudited)	January 31, 2022
FROM OPERATIONS
Net investment income	$964,956	$2,411,564
Net realized gain on investments and foreign currency transactions	363,353	2,735,530
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,253,907)	439,906
Net increase (decrease) in net assets resulting from operations	(1,925,598)	5,587,000

DISTRIBUTIONS TO SHAREHOLDERS
Total other distributions paid	(649,304)	(2,214,562)
Net decrease in net assets resulting from distributions to shareholders	(649,304)	(2,214,562)

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	(2,086,811)	(5,574,933)
Net decrease in net assets resulting from shares of beneficial interest	(2,086,811)	(5,574,933)

TOTAL DECREASE IN NET ASSETS	(4,661,713)	(2,202,495)

NET ASSETS
Beginning of Period	36,467,595	38,670,090
End of Period	$31,805,882	$36,467,595

SHARE ACTIVITY
Shares redeemed	(150,000)	(375,000)
Net decrease in shares of beneficial interest outstanding	(150,000)	(375,000)

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Six Months Ended		For the Year		For the Year	For the Year	For the Year	For the Year
	July 31, 2022		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		January 31, 2022		January 31, 2021	January 31, 2020	January 31, 2019	January 31, 2018
Net asset value, beginning of period	$14.73		$13.57		$15.63	$16.87	$18.66	$18.92
Activity from investment operations:
Net investment income (1)	0.39		0.89		0.77	1.14	1.16	1.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.17)		1.08		(1.96)	(1.04)	(1.69)	(0.09)
Total from investment operations	(0.78)		1.97		(1.19)	0.10	(0.53)	0.95
Less distributions from:
Net investment income	(0.27)		(0.81)		(0.32)	(0.95)	(0.69)	(0.72)
Return of capital	—		—		(0.55)	(0.39)	(0.57)	(0.49)
Total distributions	(0.27)		(0.81)		(0.87)	(1.34)	(1.26)	(1.21)
Net asset value, end of period	$13.68		$14.73		$13.57	$15.63	$16.87	$18.66
Total return (3)(6)	(5.30	)% (4)	14.60	% (4)	(6.67)%	0.59%	(2.69)%	5.30	% (4)
Net assets, at end of period (000s)	$31,806		$36,468		$38,670	$51,577	$61,998	$110,567
Ratio of net expenses to average net assets (5)	0.75%		0.75%		0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets (5)	5.73%		5.98%		6.33%	6.97%	6.72%	5.60%
Portfolio Turnover Rate (2)(6)	36%		66%		80%	72%	69%	90%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2022

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2022 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,855,767	$926,292	$—	$13,782,059
Corporate Bonds	—	6,064,129	—	6,064,129
Master Limited Partnerships	5,404,041	—	—	5,404,041
Non U.S. Government & Agencies	—	6,083,696	—	6,083,696
Total	$18,259,808	$13,074,117	$—	$31,333,925

There were no transfers between levels during the period.

*	See Schedule of Investments for industry classification.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

The following is a reconciliation for the Fund for which Level 3 inputs were used in determining value:

	Beginning						Net
	balance	Total	Change in				transfers	Ending
	January 31,	Realized	unrealized		Net		in/(out) of	balance July
	2022	Gain/(Loss)	depreciation	Conversion	Purchases	Net Sales	Level 3	31, 2022
Federal Grid Company Unified Energy System PJSC	$211,965	$—	$(211,965)	$—	$—	$—	$—	$—
Globaltrans Investment plc	255,207	—	(255,207)	—	—	—	—	—
Mobile TeleSystems Public Joint Stock Company	272,045	—	(272,045)	—	—	—	—	—
Severstal PAO	276,327	—	(276,327)	—	—	—	—	—

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below:

Common Stock	Fair Value	Valutation Techniques	Unobservable Input
Federal Grid Company Unified Energy System PJSC	$—	Independent Valuation	Discount for lack of marketability
Globaltrans Investment plc	$—	Independent Valuation	Discount for lack of marketability
Mobile TeleSystems Public Joint Stock Company	$—	Independent Valuation	Discount for lack of marketability
Severstal PAO	$—	Independent Valuation	Discount for lack of marketability

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Master Limited Partnerships – The Fund invests in master limited partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities or until call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2019 to January 31, 2021, or expected to be taken in the Fund’s January 31, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months July 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $12,441,596 and $14,965,142, respectively.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

For the six months July 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$3,170	2.00%*

*    The maximum Transaction Fee may be up to 2.00% of the amount invested.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2022	January 31, 2021
Ordinary Income	$2,214,562	$1,048,872
Long-Term Capital Gain	—	—
Return of Capital	—	1,667,523
	$2,214,562	$2,716,395

As of January 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$281,418	$—	$—	$(75,246,797)	$—	$44,785	$(74,920,594)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income (loss) and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for real estate investment trusts, partnerships and C-Corporation return of capital distributions.

At January 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$21,296,559	$53,950,238	$75,246,797	$2,791,702

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, and distributions in excess, resulted in reclassifications for the year ended January 31, 2022, as follows:

Paid
In	Accumulated
Capital	Earnings
$(146,170)	$146,170

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2022

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$32,562,342	$2,997,048	$(4,225,465)	$(1,228,417)

8.	NEW REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distributions after July 31, 2022:

Distribution Per Share	Record Date	Payable Date
$0.0751	8/16/2022	8/22/2022
$0.0743	9/19/2022	9/26/2022

Arrow Dow Jones Global Yield ETF
EXPENSE EXAMPLE (Unaudited)
July 31, 2022

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2022 through July 31, 2022.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account Value	Account Value	During Period*	During Period**
	2/1/2022	7/31/2022	2/1/22 - 7/31/2022	2/1/22 - 7/31/2022
Actual	$1,000.00	$946.90	$3.62	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

*	“Actual” expense information for the Fund is for the period from February 1, 2022 to July 31, 2022. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 184/365 (to reflect the period from February 1, 2022 to July 31, 2022). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

Arrow Dow Jones Global Yield ETF
Additional Information (Unaudited)
July 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended July 31, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

REV. NOVEMBER 2011

FACTS	WHAT DOES ARROW ETF TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow ETF Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

Who we are
Who is providing this notice?	Arrow ETF Trust
What we do
How does Arrow ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow ETF Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Arrow ETF Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Arrow ETF Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Arrow ETF Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

GYLD-SAR22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/7/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/7/22